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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09911

HUSSMAN INVESTMENT TRUST
Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

JOHN F. SPLAIN C/O ULTIMUS FUND SOLUTIONS, LLC 225 PICTORIA DRIVE, SUITE 450 CINCINNATI OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 587-3403

Date of fiscal year end: June 30
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	HUSSMAN INVESTMENT TRUST

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date: August 15, 2006

EXHIBIT A

Name of Fund: Hussman Strategic Growth Fund

For shareholder meetings held from July 1, 2005 through June 30, 2006

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
McKesson Corp	MCK	581155Q103	07/27/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				The approval of the 2005 Stock Plan	Issuer	Yes	Against	Against
				The approval of the 2005 Management Incentive plan	Issuer	Yes	Against	Against
				Ratifying of the appointment of Deloitte & Touche as the company's independent registered Public Accounting Firm	Issuer	Yes	For	For
				Stockholder proposal relating to Chairmanship of Board	Security holder	Yes	Against	For

Steris Corp	STE	859152100	07/29/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the Steris Corporation Senior Executive Management incentive compensation plan	Issuer	Yes	Against	Against

Computer Sciences Corp	CSC	205363104	08/01/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of independent auditors	Issuer	Yes	For	For

Accelrys Inc	ACCL	0043OU103	08/02/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the company's 2005 employee stock purchase plan	Issuer	Yes	Against	Against

Approval of the terms of a stock option exchange program approved by the board (The Exchange Program) providing for the cancellation of certain stock options having an as-adjusted exercise price greater than $9.00 per share in exchange for restricted shares of the company's common stock
					Issuer	Yes	Against	Against
				Approval of the amendment and restatement of the company's 2004 stock incentive plan	Issuer	Yes	Against	Against
				Ratification of Ernst & Young as the company's independent registered public accounting firm for the f/y ending 3/31/06	Issuer	Yes	For	For

Shire Pharmaceuticals	SHPGY	82481R106	07/27/05	To approve the acquisition as defined in the circular dated 6/27/05	Issuer	Yes	For	For

Transkaryotic Thearpies	TKTX	893735100	07/27/05
To adopt the agreement and plan of merger dated as of 4/21/05 among Transkaryotic Therapies Inc., Shire Pharmaceuticals group and Sparta Acquisition corp., a wholly owned subsidiary of Shire (The Merger agreement)
					Issuer	Yes	For	For
				To grant discretionary authority to adjourn the special meeting, if necessary to solicit additional proxies in favor of adoption of the merger agreement	Issuer	Yes	For	For

American Superconductor Corp	AMSC	030111108	07/28/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection by the audit committee of the Board of Directors of PriceWaterHouseCoopers as the company's registered public accounting firm for the current fiscal year	Issuer	Yes	For	For

Lazy Boy Inc	LZB	505336107	08/23/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of selection of PriceWaterHouse Coopers as independent registered public accounting firm	Issuer	Yes	For	For

Petroleo Brasileiro	PBR	71654V408	07/22/05
Approval of the 300% stock split of company shares, resulting in the distribution at no cost of 3 new shares of the same type for one share held on 8/31/05 as set forth in the company's notice of meeting enclosed herewith
					Issuer	Yes	For	For
				Approval to change article 4 of the company's bylaws in light of item 1 as set forth in the company's notice of meeting enclosed herewith	Issuer	Yes	For	For

Medtronic Inc	MDT	585055106	08/25/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as independent registered Public Accounting Firm	Issuer	Yes	For	For
				To approve the Medtronic Inc 2005 employees stock purchase plan	Issuer	Yes	For	For
				To approve the Medtronic Inc 1998 Outside Director Stock Compensation Plan as amended and restated	Issuer	Yes	Against	Against

Renal Care Group Inc	RCI	759930100	08/24/05
Proposal to adopt the agreement, dated as of May 3, 2005 by and among Fresenius Medical Care Ag, Fresenius Medical Care Holdings, Inc, Florence Acquisition Inc and the company under which Florence Acquisition Inc would be merged with and into the company
					Issuer	Yes	For	For
				To grant discretionary authority to adjourn the special meeting, if necessary to solicit additional proxies in favor of adoption of the merger agreement	Issuer	Yes	For	For

Adobe Systems Inc	ADBE	00724F101	08/24/05
To approve the issuance of shares of Adobe common stock in the merger contemplated by the agreement and plan of merger and reorganization dated as of April 17, 2005 among Adobe , Avner Acquisition Sub, Inc., A Delaware Corp and a wholly owned subsidiary of Adobe and Macromedia Inc
					Issuer	Yes	For	For
				To adjourn the special meeting, if necessary, if a quorum is present, to solicit additional proxies if there are not sufficient votes in favor of proposal 1	Issuer	Yes	For	For

Network Appliance	NTAP	64120L104	08/31/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Approve the company's amended 1999 Stock Incentive Plan, which includes a proposed increase of maximum number of shares of common stock that may be issued thereunder by 10,600,000	Issuer	Yes	Against	Against
				Approve an amendment to the company's employee stock purchase plan to increase the shares reserve under the purchase plan by an additional 1,500,000 shares of common stock	Issuer	Yes	For	For
				Ratify the appointment of Deloitte & Touche as independent auditors of the company for the f/y ending 4/28/2006	Issuer	Yes	For	For

Smithfield Foods, Inc.	SFD	832248108	08/26/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Proposal to approve the adoption of the Smithfield Foods, Inc 2005 non-employee Directors stock incentive plan	Issuer	Yes	Against	Against
				Proposal to ratify the selection of Ernst & Young as the company's independent auditors for the f/y ending 4/30/06	Issuer	Yes	For	For
				Shareholder proposal regarding a sustainability report	Security holder	Yes	Against	For

Nike	NKE	654106103	09/20/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to amend the articles of incorporation to increase the number of authorized shares	Issuer	Yes	For	For
				Proposal to re-approve and amend the Nike, Inc Executive performance sharing plan	Issuer	Yes	For	For
				Proposal to amend the Nike, Inc 1990 Stock Incentive plan	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Pricewaterhousecoopers as independent registered public accounting firm	Issuer	Yes	For	For

Scholastic Corp	SCHL	807066105	09/21/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Gerber	GRB	373730100	09/21/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For

Polymedica Corp	PLMD	731738100	09/23/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

To approve an amendment to the company's 2000 stock incentive plan, increasing from 6,400,000 to 7,900,000 the number of shares of common stock available for issuance under the 2000 stock incentive plan and limiting the aggregate number of shares of common stock that may be issued as restricted stock awards to 1,287,613
					Issuer	Yes	Against	Against
				To ratify the selection by the Board of Directors of PriceWaterHouseCoopers as the company's independent accountants for the f/y ending 3/31/06	Issuer	Yes	For	For

Nanometrics Inc.	Nano	630077105	08/26/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To approve the reincorporation of the company through a merger with Big League Merger corporation	Issuer	Yes	For	For

You may vote on all proposals to approve the governance and other provisions in the certificate of incorporation and bylaws to be contingent and effective upon the completion of the reincorporation merger by marking the box below
					Issuer	Yes	Against	Against
				To approve a provision limiting the company's stockholders' right to call special meetings of stockholders	Issuer	Yes	Against	Against
				To approve a provision limiting the company's stockholders' ability to act by written consent	Issuer	Yes	Against	Against
				To approve a provision requiring a super-majority vote of the stockholders to amend certain provisions of its certificate	Issuer	Yes	Against	Against
				To approve a provision requiring a super-majority vote of the stockholders to amend certain provisions for the bylaws	Issuer	Yes	Against	Against
				To approve a provision limiting the company's stockholders' right to remove Directors from the Board without cause.	Issuer	Yes	Against	Against
				To approve the classification of the Board of Directors into separate classes with staggered terms.	Issuer	Yes	Against	Against
				To approve a provision limiting cumulative voting rights in connection with the election of Directors.	Issuer	Yes	Against	Against
				The adoption of the 2005 employee stock option plan and the reservation of 1,200,000 shares of common stock for issuance	Issuer	Yes	Against	Against
				To ratify the appointment of BDO Seidman, as the company's independent registered public accounting firm.	Issuer	Yes	For	For

Petroleo Brasileiro	PBR	71654V408	08/30/05
Approval of the "Protocol and Justification of the operation for the partial and disproportional spinning off of downstream participacoes LTDA and the incorporation of the divested portion by Petroleo Brasileiro S.A. - Petrobras", dated 7/31/05
					Issuer	Yes	For	For
				Ratification and nomination of the specialized company for appraising the assets to be spun off and subsequently incorporated	Issuer	Yes	For	For
				Approval of the valuation report of the spun off portion to be incorporated by Petrobras	Issuer	Yes	For	For
				Approval of the spinning off followed by incorporation of the assets for the divested part of the company according to the procedure in the document to which item 1 above refers	Issuer	Yes	For	For
				Authorization for the executive board to practice all necessary acts for the execution of the above items	Issuer	Yes	For	For
				Approval of the election of Director	Issuer	Yes	For	For

Worthington Industries Inc	WOR	981811102	09/29/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of the firm KPMG as the independent registered Public Accounting Firm for f/y ending 5/31/06	Issuer	Yes	For	For

Del Monte Foods	DLM	24522P103	09/29/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the amendment and restatement of the Delmonte Foods Company 2002 stock incentive plan	Issuer	Yes	Against	Against
				To ratify the appointment of KPMG as the company's independent auditors for its fiscal year ending 4/30/05	Issuer	Yes	For	For

RPM International	RPM	749685103	10/07/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For

Gamestop Corp	GMEB	36466R200	10/06/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Proposal to adopt the merger agreement, including the transactions contemplated thereby, approve the amendment to Gamestop's certificate of incorporation and approve the amendment to the Gamestop amended and restated 2001 incentive plan
					Issuer	Yes	Abstain	Abstain
				Proposal to adopt the GSC Holdings Corp. 2005 incentive plan	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of BDO Seidman, LLP as Gamestop's registered independent Public Accounting Firm for the f/y ending 1/28/06	Issuer	Yes	For	For

Check Point Software	CHKP	M22465104	09/27/05	Election of Directors	Issuer	Yes	For	For
				To ratify the appointment and compensation of independent public accountants	Issuer	Yes	For	For
				To ratify and approve Check Point's new equity incentive plans	Issuer	Yes	Against	Against
				To ratify and approve an extension of Check Point's 1996 employee stock purchase plan	Issuer	Yes	For	For
				To amend Check Point's articles of association regarding insurance, indemnification and exculpation	Issuer	Yes	For	For
				To approve corresponding amendments to the indemnification agreements with each of Check Point's Directors	Issuer	Yes	For	For
				To amend Check Point's articles of association regarding distribution of annual financial statements	Issuer	Yes	For	For
				To approve compensation to certain executive officers who are also board members	Issuer	Yes	For	For
				To approve cash compensation of Check Point's Directors who are not employees	Issuer	Yes	For	For

Oracle Corporation	ORCL	68389X105	10/10/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal for the approval of the adoption of the fiscal year 2006 executive bonus plan	Issuer	Yes	Against	Against
				Proposal to ratify the selection of Ernst & Young as independent registered Public Accounting firm of the company for f/y ending 5/31/06	Issuer	Yes	For	For

Mylan Laboratories	MYL	628530107	10/28/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Deloitte & Touche as our independent registered public accounting firm	Issuer	Yes	For	For

Sara Lee Corporation	SLE	803111103	10/27/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Pricewaterhousecoopers as Sara Lee's independent registered public accountants for fiscal 2006	Issuer	Yes	For	For
				To vote on approval of the 2005 international employee stock purchase plan	Issuer	Yes	For	For
				To vote on a stockholder proposal regarding Sara Lee's code of conduct	Security holder	Yes	For	Against
				To vote on a stockholder proposal regarding Sara Lee's severance arrangements	Security holder	Yes	Against	For
				To vote on a stockholder proposal regarding Sara Lee's rights agreement	Security holder	Yes	Against	For

Applera Corporation	ABI	038020103	10/20/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of Pricewaterhousecoopers as independent registered public accounting firm for the fiscal year ending 6/30/2006	Issuer	Yes	For	For

Priority Healthcare Corp	PHCC	74264T102	10/14/05
Proposal to approve the agreement and plan of merger, dated as of July 21, 2005 by and among Express Scripts, Inc., Pony acquisition corporation and Priority Healthcare corporation and the merger of Pony acquisition corporation with and into Priority Healthcare Corporation
					Issuer	Yes	For	For

In the event there are insufficient votes for approval of the merger agreement and the merger, proposal to grant the priority healthcare corporation Board of Directors discretionary authority to adjourn or postpone the special meeting to solicit additional votes for approval of the merger agreement and the merger
					Issuer	Yes	For	For

Archer Daniels Midland Co	ADM	039483102	11/03/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Adopt Stockholders' Proposal on impacts of genetically engineered food	Security holder	Yes	Against	For

Cisco Systems	CSCO	17275R102	11/15/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the adoption of the 2005 stock incentive plan	Issuer	Yes	Against	For
				To ratify the appointment of PriceWaterHouseCoopers as Cisco's independent registered public accounting firm for the f/y ending 7/29/06	Issuer	Yes	For	For

Proposal submitted by a shareholder urging the Board of Directors to adopt a policy that a significant portion of future equity compensation grants to Senior Executives shall be shares of stock that require the achievement of performance goals as a prerequisite to vesting, as more fully set forth in the accompanying proxy statement
					Security holder	Yes	For	Against

Proposal submitted by shareholders requesting that the Board's compensation committee initiate a review of Cisco's executive compensation policies and to make available, upon request, a report of that review by 1/1/06, as more fully set forth in the accompanying proxy statement
					Security holder	Yes	For	Against

Proposal submitted by shareholders requesting the board to prepare a report to shareholders describing the progress toward development and implementation of a company Human Rights Policy and the plan for implementation with partners and resellers by 5/31/06 as more fully set forth in the accompanying proxy statement
					Security holder	Yes	For	Against

Shire Pharmaceuticals Group	SHPGY	82481R106	10/28/05	To approve the scheme of arrangement	Issuer	Yes	For	For
				To approve the scheme of arrangement and other related matters	Issuer	Yes	For	For
				To approve the adoption and establishment of part A of the Shire Pharmaceuticals Group PLC portfolio share plan	Issuer	Yes	Against	Against
				To approve the adoption and establishment of Part B of the Shire Pharmaceuticals group PLC portfolio share plan	Issuer	Yes	Against	Against
				To approve the adoption by shire PLC of the Shire PLC sharesave scheme and to approve the authorization given to the Directors of Shire PLC in relation thereto.	Issuer	Yes	Against	Against
				To approve the adoption by Shire PLC of Part A of the Shire PLC portfolio share plan	Issuer	Yes	Against	Against
				To approve the adoption by Shire PLC of Part B of the Shire PLC portfolio share plan	Issuer	Yes	Against	Against
				To approve the assumption by Shire PLC with effect from the scheme becoming effective of the Shire PLC employee stock purchase plan	Issuer	Yes	For	For

The Clorox Co.	CLX	189054109	11/16/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to approve the 2005 Stock Incentive Plan	Issuer	Yes	Against	Against
				Proposal to approve the executive incentive compensation plan	Issuer	Yes	Against	Against
				Proposal to ratify the selection of Ernst & Young as independent registered public accounting firm for the fiscal year ending 6/30/2006	Issuer	Yes	For	For

Lancaster Colony Corp	LANC	513847103	11/21/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the adoption of the 2005 stock plan	Issuer	Yes	Against	Against

Pall Corporation	PLL	696429307	11/16/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the proposed amendment to the employee stock purchase plan	Issuer	Yes	Against	Against

Campbell Soup Co	CPB	134429109	11/18/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of the independent registered public accounting firm	Issuer	Yes	For	For
				Approval of the 2005 long term incentive plan	Issuer	Yes	Against	Against

Flamel Technologies	FLML	338488109	10/24/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Authority granted to the board of directors to make awards to the company's shares without consideration to employees of the company	Issuer	Yes	Against	Against
				Authority granted to the Board of Directors to issue up to 250,000 warrants	Issuer	Yes	Against	Against
				Increase of the share capital reserved to the company's employees as contemplated by articles L.225-129-6 of the commercial code and l.443-5 of the labor code	Issuer	Yes	Against	Against
				Authority in connection with filing, publication and registration formalities	Issuer	Yes	For	For

Emulex Corp	ELX	292475209	12/01/05	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification and approval of the 2005 equity incentive plan. Proposal to ratify and approve the adoption of the 2005 equity incentive plan	Issuer	Yes	Against	Against

Ratification and approval of the 1997 stock option plan for non-employee Directors, as amended and restated. Proposal to ratify and approve the adoption of the 1997 stock option plan for non-employee Directors as amended and restated.
					Issuer	Yes	Against	Against
				Ratification of selection of KPMG as independent auditors	Issuer	Yes	For	For

CBRL Group Inc	CBRL	12489V106	11/22/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the selection of Deloitte & Touche LLP as the company's independent auditor for F/Y 2006	Issuer	Yes	For	For

Medics Pharmaceutical	MRX	584690309	12/19/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Approval of the issuance of shares of Medics Class A common stock pursuant to the agreement and plan of merger, dated as of 3/20/05 by and among Medicis Pharmaceutical corporation, Masterpiece Acquisition Corp., a wholly owned subsidiary of Medicis and named corporation
					Issuer	Yes	For	For

Approval of an amendment to Medicis' certificate of incorporation to increase the number of authorized shares of Medicis common stock from 150,000,000 to 300,000,000 and change Medicis' name from Medicis Pharmaceutical corporation to Medicis
					Issuer	Yes	For	For
				Ratification of the selection of Ernst & Young as Independent auditors of Medicis for the fiscal year ending 6/30/2006 and any interim periods resulting from a change to Medicis' fiscal year end	Issuer	Yes	For	For
				Adjournment of the Medicis annual meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the Medicis annual meeting in favor of the foregoing	Issuer	Yes	For	For

Valero Energy	VLO	91913Y100	12/01/05
Approval of an amendment to Valero's restated certificate of incorporation to increase the total number of shares of common stock par value $0.01 per share, that Valero has the authority to issue from 600,000,000 shares to 1,200,000,000 shares
					Issuer	Yes	For	For

Healthsouth Corp	HLSH	421924101	12/29/05	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Stockholder proposal to require an independent board chairman	Security holder	Yes	Against	For

Air Products and Chemicals	APD	009158106	01/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Appointment of independent registered public accountants: KPMG for f/y 2006	Issuer	Yes	For	For
				Amendments to the long term incentive plan	Issuer	Yes	Against	Against
				Approve annual incentive plan terms to allow deductibility	Issuer	Yes	Against	Against

Energizer Holdings, Inc	ENR	29266R108	01/23/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the material terms and performance criteria of the executive officer bonus plan and 2000 incentive stock plan	Issuer	Yes	Against	Against

Zoll Medical Corp	Zoll	989922109	01/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to approve certain amendments to the Zoll Medical Corporation amended and restated 2001 stock inventive plan	Issuer	Yes	Against	Against
				Proposal to approve the Zoll Medical Corporation 2006 non-employee Director Stock Option plan	Issuer	Yes	Against	Against
				Proposal to ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm	Issuer	Yes	For	For

AMDOCS Limited	DOX	G02602103	01/19/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Approval of amendment of the 1998 stock option and incentive plan to increase the number of shares authorized for issuance thereunder to continue the term of the plan for an additional 10 year term and to make other changes as described in the accompanying proxy statement
					Issuer	Yes	Against	Against

Approval of special resolution to permit direct repurchase by the company of unvested shares of restricted stock granted under the 1998 stock option and incentive plan upon termination of employment or service
					Issuer	Yes	Against	Against
				Approval of consolidated financial statements for fiscal year 2005	Issuer	Yes	For	For
				Ratification and approval of Ernst & Young and authorization of audit committee of Board to fix remuneration	Issuer	Yes	For	For

Tyson Foods Inc	TSN	902494103	02/03/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst & Young as the company's independent auditor for the f/y ending 9/30/2006	Issuer	Yes	For	For
				To consider and act upon a shareholder (PETA) proposal regarding the slaughter methods used on chickens	Security holder	Yes	For	Against

National Fuel Gas Company	NFG	636180101	02/16/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Appointment of PriceWaterHouseCoopers as the company's independent registered public accounting firm	Issuer	Yes	For	For
				Adoption of, if presented at the meeting, a shareholder proposal regarding compensation of non-employee Directors	Security holder	Yes	Against	For

Health Management Associates, Inc	HMA	421933102	02/21/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the Health Management Associates, Inc. 2006 outside Director restricted stock award plan	Issuer	Yes	Against	Against
				To ratify the selection of Ernst & Young as the company's independent registered public accounting firm for the f/y ending 9/30/06	Issuer	Yes	For	For

Cabot Microelectronics	CCMP	12709P103	03/07/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of PriceWaterHouseCoopers as the company's independent auditors for F/Y 2006	Issuer	Yes	For	For

Headwaters Incorporated	HW	42210P102	02/28/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the selection by the Board of Ernst & Young as independent auditors for fiscal 2006	Issuer	Yes	For	For

Tyco International LTD	TYC	902124106	03/09/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Set the maximum number of Directors at 12	Issuer	Yes	For	For
				Authorization for the Board of Directors to appoint an additional Director to fill the vacancy proposed to be created on the Board	Issuer	Yes	For	For
				Re-appointment of Deloitte & Touche as Tyco's independent auditors and authorization for the audit committee of the Board of Directors to set the auditor's remuneration	Issuer	Yes	For	For

Novartis	NVS	66987V109	02/28/06	Approval of the annual report, the financial statements of Novartis AG and the group consolidated Financial Statements for the Year 2005	Issuer	Yes	For	For
				Approval of the activities of the Board of Directors	Issuer	Yes	For	For
				Appropriation of available earnings of Novartis as per balance sheet and declaration of dividend	Issuer	Yes	For	For
				Reduction of Share Capital	Issuer	Yes	For	For
				Amendment to the articles of incorporation	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				Appointment of the auditors and the group auditors	Issuer	Yes	For	For

Posco	PKX	693483109	02/24/06	Approval of balance sheet, income statement and the statement of appropriation of retained earnings for the 38th fiscal year	Issuer	Yes	For	For
				Partial amendments to the articles of incorporation	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				Approval of limits of total remuneration for Directors	Issuer	Yes	For	For
				Waiver of claim for overpaid employee benefit	Issuer	Yes	For	For

Nokia Corporation	NOK	654902204	03/30/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the income statements and the balance sheets	Issuer	Yes	For	For
				Proposal to the annual general meeting of a dividend of EUR 0.37 per share	Issuer	Yes	For	For
				Approval of the discharge of the Chairman,the members of the Board of Directors and the President from liability	Issuer	Yes	For	For
				Approval of the remuneration to be paid to the members of the Board of Directors	Issuer	Yes	For	For
				Proposal on the number of members of the Board of Directors as proposed by the corporate governance and nomination committee	Issuer	Yes	For	For
				Approval of the remuneration to be paid to the auditor	Issuer	Yes	For	For
				Approval of the re-election of PriceWaterHouseCoopers as the auditors for f/y 2006	Issuer	Yes	For	For
				Proposal of the board to reduce the share capital through cancellation of Nokia shares held by company	Issuer	Yes	For	For
				Authorization to the board to increase the share capital of the company	Issuer	Yes	For	For
				Authorization to the board to repurchase Nokia shares	Issuer	Yes	For	For
				Authorization to the board to dispose Nokia shares held by the company	Issuer	Yes	For	For
				Mark the "For" box if you wish to instruct Nokia's legal counsels to vote in their discretion on your behalf	Issuer	Yes	For	For

WM Wrigley Company	WMY	982526105	04/04/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the adoption of the WM. Wrigley Jr. Company 2007 Management Incentive Plan	Issuer	Yes	Against	Against
				Authorize the one-time distribution of shares of class B common stock as dividend to holders of each class of common stock outstanding	Issuer	Yes	For	For
				Increase the class B common stock automatic conversion threshold from 10%to 12%	Issuer	Yes	For	For
				Defer and permit the board of Directors to further defer, the automatic conversion of class B common stock if the automatic conversion threshold is crossed	Issuer	Yes	For	For
				To ratify the appointment of the company's independent registered public accounting firm (independent auditors) for the year ending 12/31/2006	Issuer	Yes	For	For

Fomento Economico Mexicano	FMX	344419106	03/10/06
Report of the Board of Directors, presentation of the financial statements of Fomento Economico Mexciano for the 2005 fiscal year, and the report of the examiner pursuant to article 172 of the general law of commercial companies and the applicable provisions of the securities market law
					Issuer	Yes	For	For
				Application of the results for the 2005 fiscal year, including the payment of a cash dividend, in Mexican Pesos	Issuer	Yes	For	For
				Proposal to determine the maximum amount to be used in the share repurchase program	Issuer	Yes	For	For
				Election of members of the board of Directors and examiners, and resolution with respect to their remuneration	Issuer	Yes	For	For
				Appointment of committees	Issuer	Yes	For	For
				Appointment of delegates for the shareholder's meeting	Issuer	Yes	For	For
				Minutes of the shareholders' meeting	Issuer	Yes	For	For

The Cooper Companies Inc	CAM	216640102	03/21/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of KPMG as independent certified public accountants of the Cooper Companies, Inc. for the f/y ending 10/31/2006	Issuer	Yes	For	For

The approval of the company's second amended and restated 2001 long term incentive plan to add 600,000 shares to those available for issuance, and to increase by 150,000 the number of shares authorized for issuance as restricted stock awards
					Issuer	Yes	Against	Against
				The approval of the 2006 long term incentive plan for non-employee Directors	Issuer	Yes	Against	Against

Burlington	BR	122014103	03/30/06	Approval and adoption of the agreement and plan of merger, dated as of December 12,2005 by and among ConcocoPhillips, Cello Acquisition Corp and Burlington Resources Inc	Issuer	Yes	For	For
				Approval of an adjournment or postponement of the special meeting, if necessary, to solicit additional proxies	Issuer	Yes	For	For

PPG Industries	PPG	693506107	04/20/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to approve the PPG industries, inc. omnibus incentive plan	Issuer	Yes	Against	Against
				Proposal to endorse the appointment of Deloitte & Touche as the company's independent registered public accounting firm for 2006	Issuer	Yes	For	For

Anheuser Busch Cos Inc	BUD	035229103	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Amendment of the restated certificate of incorporation	Issuer	Yes	For	For
				Approval of 2006 restricted stock plan for non-employee Directors	Issuer	Yes	Against	Against
				Approval of independent registered Public Accounting Firm	Issuer	Yes	For	For

New York Times Co	NYT	650111107	04/18/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of Deloitte & Touche as auditors	Issuer	Yes	For	For

Silicon Labs	SLAB	826919102	04/19/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as the independent registered Public Accounting Firm for the F/Y ending 12/30/2006	Issuer	Yes	For	For

Kellog Company	K	487836108	04/21/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of independent auditor for 2006	Issuer	Yes	For	For
				Approval of the Kellogg company senior executive annual incentive plan	Issuer	Yes	Against	Against
				Prepare Sustainability report	Security holder	Yes	Against	For

Marathon Oil Corp	MRO	565849106	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of PriceWaterHouseCoopers as independent auditors for 2006	Issuer	Yes	For	For
				Board proposal to amend the restated certificate of incorporation to declassify the Board of Directors	Issuer	Yes	For	For
				Board proposal to amend the restated certificate of incorporation to revise the purpose clause, eliminate the series A Junior preferred stock and make other technical changes	Issuer	Yes	For	For
				Stockholder proposal to elect Directors by a majority vote	Security holder	Yes	Against	For
				Stockholder proposal for a simple majority vote of stockholders	Security holder	Yes	Against	For

Kimberly Clark Corp	KMB	494368103	04/27/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Approval of auditors	Issuer	Yes	For	For
				Stockholder proposal regarding Classified Board	Security holder	Yes	Against	For
				Stockholder proposal regarding adoption of global human rights standards based on international labor conventions	Security holder	Yes	For	Against
				Stockholder proposal regarding majority voting	Security holder	Yes	Against	For
				Stockholder proposal requesting a report on Sustainable Forestry practice	Security holder	Yes	Against	For

Sherwin Williams	SHW	824348106	04/19/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the 2006 equity and performance incentive plan	Issuer	Yes	Against	Against
				Approval of the 2006 stock plan for nonemployee Directors	Issuer	Yes	Against	Against
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For

Gannett Co.	GCI	364730101	04/18/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to ratify Ernst & Young as the company's independent registered public accounting firm for the 2006 fiscal year	Issuer	Yes	For	For
				Proposal to re-approve the material terms of the performance measures in the company's 2001 omnibus incentive compensation plan	Issuer	Yes	Against	Against
				Shareholder proposal concerning annual election of Directors	Security holder	Yes	Against	For
				Shareholder proposal concerning independent board chairman	Security holder	Yes	Against	For

Black & Decker Corp	BDK	091797100	04/20/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the selection of Ernst & Young as the independent registered Public Accounting Firm	Issuer	Yes	For	For
				Stockholder proposal regarding a "pay-for-superior-performance" standard in the Company's executive compensation plan for senior executives (Peer Group Benchmarks)	Security holder	Yes	Against	For

Canon Inc	CAJ	138006309	03/30/06	Approval of the proposal of profit appropriation for the 105th business term	Issuer	Yes	For	For
				Partial amendment of the articles of incorporation	Issuer	Yes	For	For
				Election of twenty-six directors	Issuer	Yes	For	For
				Election of two corporate auditors	Issuer	Yes	For	For
				Grant of retiring allowance to Directors and corporate auditor to be retired	Issuer	Yes	For	For

Invitrogen Corp	IVGN	46185R100	04/21/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as independent auditors of the company for fiscal year 2006	Issuer	Yes	For	For
				Amendment of the company's 1998 employee stock purchase plan	Issuer	Yes	For	For
				Amendment of the company's restated certificate of incorporation	Issuer	Yes	For	For

Johnson & Johnson	JNJ	478160104	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of amendments to the restated certificate of incorporation	Issuer	Yes	For	For
				Ratification of appointment of PriceWaterHouseCoopers as independent registered public accounting firm	Issuer	Yes	For	For
				Proposal on charitable contributions	Security holder	Yes	Against	For
				Proposal on majority voting requirements for Director nominees	Security holder	Yes	Against	For

BP PLC	BP	055622104	04/20/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To receive the Directors' annual report and the accounts	Issuer	Yes	For	For
				To approve the Directors' remuneration report	Issuer	Yes	For	For
				To re-appoint Ernst & Young as auditors and authorize the board to set their remuneration	Issuer	Yes	For	For
				Special resolution: To give limited authority for the purchase of its own shares by the company	Issuer	Yes	For	For
				To give authority to allot shares up to a specified amount	Issuer	Yes	For	For
				Special resolution: To give authority to allot a limited number of shares for cash without making an offer to shareholders	Issuer	Yes	For	For

Pfizer Inc	PFE	717081103	04/27/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of KPMG as independent registered public accounting firm for 2006	Issuer	Yes	For	For
				Management proposal to amend company's restated certificate of incorporation to eliminate supermajority vote requirements and fair price provision	Issuer	Yes	Against	Against
				Shareholder proposal relating to term limits for Directors	Security holder	Yes	Against	For
				Shareholder proposal requesting reporting on Pharmaceutical price restraint	Security holder	Yes	Against	For
				Shareholder proposal relating to cumulative voting	Security holder	Yes	Against	For
				Shareholder proposal requesting separation of roles of chairman and ceo	Security holder	Yes	Against	For
				Shareholder proposal requesting a report on political contributions	Security holder	Yes	Against	For
				Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate policy on laboratory animal care and use	Security holder	Yes	For	Against
				Shareholder proposal requesting justification for financial contributions which advance animal based testing methodologies	Security holder	Yes	Against	For

Sonogo Products	SON	835495102	04/19/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Alltel Corporation	AT	020039103	04/20/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of amended and restated ALLTEL performance incentive compensation plan	Issuer	Yes	Against	Against
				Approval of amended and restated ALLTEL long term performance incentive plan	Issuer	Yes	Against	Against
				Ratification of appointment of independent auditors	Issuer	Yes	For	For
Sensient Technologies	SXT	81725T100	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of Ernst & Young as the certified public accountants, as the independent auditors of the company for 2006	Issuer	Yes	For	For

Coca-cola Company	KO	191216100	04/19/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For
				Approval of an amendment to the 1989 restricted stock award plan of the coca-cola company	Issuer	Yes	Against	Against
				Shareholder proposal regarding charitable contributions	Security holder	Yes	Against	For
				Shareholder proposal that company report on implementation of beverage container recyclng strategy	Security holder	Yes	Against	For
				Shareowner proposal regarding restricted stock	Security holder	Yes	For	Against
				Shareowner proposal regarding environmental impacts of operatons in India	Security holder	Yes	For	Against
				Shareowner proposal regarding an independent delegation of inquiry to Colombia	Security holder	Yes	Against	For

Burlington Resources Inc	BR	122014103	03/30/06	Approval and adoption of the agreement and plan of merger, dated as of 12/12/05 by and among ConocoPhllips, Cello acquisition corp and Burlington Resources, Inc	Issuer	Yes	For	For
				Approval of an adjournment or postponement of the special meeting, if necessary to solicit additional proxies	Issuer	Yes	For	For

Petroleo Brasileiro	PBR	71654V408	04/03/06	Approval of the management report, the financial statements and audit committee's opinion for F/Y 2005	Issuer	Yes	For	For
				Approval of the capital expenditures' budget for the F/Y2006	Issuer	Yes	For	For
				Approval of the distribution of the results for F/Y 2005	Issuer	Yes	For	For
				Approval of the election of members of the Board of Directors	Issuer	Yes	For	For
				Approval of the lection of chairman of the Board of Directors	Issuer	Yes	For	For
				Approval of the election of members for the fiscal council and their respective substitutes	Issuer	Yes	For	For

Approval of the establishment of the management compensation as well as their participation in the profits pusuant to articles 41 and 566 of their company's bylaws, as well of members of the fiscal council
					Issuer	Yes	For	For

Approval of the increase in the capital stock through the incorporation of part of the revenue reserves constituted in previous fiscal years amounting to R$15.352 million, increasing the capital stock from R$32,896 million to R$48.248 million without any change to the number of issued shares pursuant to articles 40, item III of the company's bylaws
					Issuer	Yes	For	For

The Lubrizol Corp	LZ	549271104	04/24/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Confirmation of appointment of Deloitte & Touche as the independent registed public accountant	Issuer	Yes	For	For

Kohl's Corp.	KSS	500255104	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For
				Company proposal to amend the company's articles of incorporation to declassify theBoard of Directors	Issuer	Yes	For	For

Shareholder proposal requesting the Board of Directors to inititate the appropriate process to amend the company's articles of incorporation to provide that Director nominees shall be elected by the affirmative vote of a majority of votes cast at an annual meeting of shareholders
					Security holder	Yes	Against	For

Chevron corp	CVX	166764100	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of independent registered public accounting firm	Issuer	Yes	For	For
				Amend company by-laws to include proponent reimbursement	Security holder	Yes	Against	For
				Report on oil & gas drilling in protected areas	Security holder	Yes	Against	For
				Report on Political contributions	Security holder	Yes	Against	For
				Adopt an animal welfare policy	Security holder	Yes	For	Against
				Report on human rights	Security holder	Yes	For	Against
				Report of Equador	Security holder	Yes	Against	For

Wyeth	WYE	983024100	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify independent registered public accounting firm	Issuer	Yes	For	For
				Adopt non-employee Director Stock incentive plan	Issuer	Yes	Against	Against
				Limiting supply of prescription drugs in Canada	Security holder	Yes	Against	For
				Disclosure of political contributions	Security holder	Yes	Against	For
				Disclosure of animal welfare policy	Security holder	Yes	For	Against
				Election of Directors by majority vote	Security holder	Yes	Against	For
				Separating roles of Chairman & CEO	Security holder	Yes	Against	For
				Adoption of simple majority vote	Security holder	Yes	Against	For

Newfield Exploration co	NFX	651290108	05/04/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of first amendment to Newfield Exploration company 2000 non-employee Director restricted stockplan	Issuer	Yes	Against	Against
				Approval of second amendment to Newfield exploration company 2001 employee stock purchase plan	Issuer	Yes	Against	Against
				Ratification of appointment of PriceWaterHouseCoopers as independent accountants	Issuer	Yes	For	For

Eastman Kodak Co	EK	277461109	05/10/06	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For
				Ratificaiton of the audit committee's selection of PriceWaterHouseCoopers as our indpendent registered public accounting firm	Issuer	Yes	For	For
				Shareholder proposal requesting recoupment of executive bonuses in the event of a restatement	Security holder	Yes	Against	For

Macrovision Corp	MVSN	555904101	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the amendment of our 2000 equity incentive plan	Issuer	Yes	Against	Against
				To ratify the selection of KPMG as Macrovision's indpendent registered public accounting firm for the year ending 12/31/06	Issuer	Yes	For	For

Verizon Communications	VZ	92343V104	05/04/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered accounting firm	Issuer	Yes	For	For
				Cumulative voting	Security holder	Yes	Against	For
				Majority vote required for election of Direc tors	Security holder	Yes	Against	For
				Composition of Board of Directors	Security holder	Yes	Against	For
				Directors on common boards	Security holder	Yes	Against	For
				Separate chairman and CEO	Security holder	Yes	Against	For
				Performance based equity compensation	Security holder	Yes	Against	For
				Disclosure of political contributions	Security holder	Yes	Against	For

The McGraw-Hill Companies, Inc	MHP	580645109	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm for 2006	Issuer	Yes	For	For
				Shareholder proposal requesting annual election of each Director	Security holder	Yes	Against	For

Bristol-Myers Squibb Company	BMY	110122108	05/02/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of indpendent public accounting firm	Issuer	Yes	For	For
				Executive compensation disclosure	Security holder	Yes	For	Against
				Cumulative voting	Security holder	Yes	Against	For
				Recoupment	Security holder	Yes	For	Against
				Animal Treatment	Security holder	Yes	For	Against
				Term limits	Security holder	Yes	Against	For

Kraft Foods	KFT	50075N104	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of independent auditors	Issuer	Yes	For	For
				Approval of the 2006 stock compensation plan for non-employee Directors	Issuer	Yes	Against	Against
				Dissociation from the 2006 and all future so called "Gay games"	Security holder	Yes	Abstain	Abstain

GlaxoSmithKline	GSK	37733W105	05/17/06	To receive and adopt the Directors' report and the financial statements	Issuer	Yes	For	For
				To approve the remuneration report	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Re-appointment of auditors	Issuer	Yes	For	For
				Remuneration of auditors	Issuer	Yes	For	For
				To authorize the company to make donations to EU political organizations and incur EU political expenditure	Issuer	Yes	For	For
				Authority to allot shares	Issuer	Yes	For	For
				Disapplication of pre-emption rights	Issuer	Yes	For	For
				Authority for the company to purchase its own shares	Issuer	Yes	For	For

Metlife Inc	MET	59156R108	04/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of Deloitte & Touche as independent auditors for 2006	Issuer	Yes	For	For

Convergys Corporation	CVG	212485106	04/18/06	To ratify the apppointment of the independent accountants	Issuer	Yes	For	For
				Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Shareholder proposal regarding declassifying board	Security holder	Yes	Against	For

Gap Inc	GPS	364760108	05/09/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Deloitte and Touche as the registered public accounting firm	Issuer	Yes	For	For
				To approve the amendment and restatement of our 1996 stock option and award plan to be known thereafter as the 2006 long term incentive plan	Issuer	Yes	Against	Against

Outback Steakhouse Inc	OSI	689899102	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve an amendment to the company's certificate changing its name to OSI Restaurant Partners, Inc"	Issuer	Yes	For	For
				To ratify the board's selection of independent auditors for 2006	Issuer	Yes	For	For
				To amend the Outback Steakhouse, Inc. partner equtiy plan to include the partner equity deferred compensation stock plan	Issuer	Yes	Against	Against
				Shareholder proposal relating to reporting of political contributions	Security holder	Yes	Against	For
				Shareholder proposal relating to reporting on the implementation of controlled atmosphere killing by chicken suppliers	Security holder	Yes	For	Against

Valero Energy	VLO	91913Y100	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of KPMG as auditors for 2006	Issuer	Yes	For	For

John H. Harland Co.	JH	412693103	04/27/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as the company's independent auditors for 2006	Issuer	Yes	For	For
				Approval of the 2006 stock incentive plan	Issuer	Yes	Against	Against

Pharmacopeia Drug Discovery	PCOP	7171EP101	05/04/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as the company's indpendent auditors for the period commencing 1/1/2006-12/31/2006	Issuer	Yes	For	For

Intel	INTC	458140100	05/17/06	Election of Directors	Issuer	Yes	For	For
				Amendment of the Second Restated Cerificate of Incorporation (Certificate of Incorporation) to repeal Aritcle 10(the fiar price provision)	Issuer	Yes	For	For
				Amendment of the Certificate of Incorporation to repeal Article 7 and Article 12(the supermajority vote provisions)	Issuer	Yes	For	For

Ambient Corporation	ABTG	02318N102	05/03/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Proposal to amend the company's certificate of incorporation to increase the number of shares of common stock that the company is authorized to issue to 500,000,000	Issuer	Yes	For	For
				Proposal to amend the company's certificate of incorporation to authorize the Board of Directors to issue preferred stock from time to time in one or more series by resolution	Issuer	Yes	For	For
				Proposal to amend the company's 2002 non-employee Directors stock option plan to increase the number of shres of common stock issuable thereunder to 6,000,000	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Rotenberg Meril Solomon Bertiger & Guttilla as independent accountants for the f/y ending 12/31/06	Issuer	Yes	For	For

L3 Communications	LLL	502424104	04/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Appointment of PriceWaterHouseCoopers as independent registered Public Accounting Firm	Issuer	Yes	For	For
				Approval of an amendment to the L-3 Communications corporation employee stock purchase plan	Issuer	Yes	Against	Against

Pogo Producing Company	PPP	730448107	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterHouseCoopers as indpendent registered public accounting firm to audit the financial statements of the company for 2006	Issuer	Yes	For	For

Chubb Corporation	CB	171232101	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To vote on the adoption of the Chubb corporation annual incentive compensation plan	Issuer	Yes	Against	Against
				To ratify the appointment of Ernst & Young as independent auditor	Issuer	Yes	For	For
				To vote on a shareholder proposal regarding the manner in which Directors are elected	Security holder	Yes	Against	For
				To vote on a shareholder proposal regarding political contributions	Security holder	Yes	Against	For

McGraw Hill	MHP	580645109	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of indpendent registered Public Accounting firm for 2006	Issuer	Yes	For	For
				Shareholder proposal requesting annual election of each Director	Security holder	Yes	Against	For

John H. Harland Co.	JH	412693103	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as the company's independent auditors for 2006	Issuer	Yes	For	For
				Approval of the 2006 stock incentive plan	Issuer	Yes	Against	Against

Lexmark International	LXK	529771107	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterHouseCoopers as the company's indpendent registered public accounting firm for the company's fiscal year ending 12/31/06	Issuer	Yes	For	For

Abbott Laboratories	ABT	002824100	04/28/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of Deloitte & Touche as auditors	Issuer	Yes	For	For
				Shareholder proposal - pay for superior performance	Security holder	Yes	Against	For
				Shareholder proposal - political contributions	Security holder	Yes	Against	For
				Shareholder proposal - The roles of chair and CEO	Security holder	Yes	Against	For

Magna International	MGA	559222401	05/02/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For

Re-appointment of Ernst & Young as the auditor of the corporation, based on the recommendation of the audit committee of the Board of Directors and authorizing the audit committee to fix the auditor's remuneration
					Issuer	Yes	For	For

Tribune Co	TRB	896047107	05/02/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of indpendent accountants	Issuer	Yes	For	For
				Shareholder proposal concertning Tribune's classified Board of Directors	Security holder	Yes	Against	For

Brunswick Corp	BC	117043109	05/03/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the amendments to the Brunswick corporation 2003 stock incentive plan	Issuer	Yes	Against	Against
				Ratification of the audit committee's selection of Ernst & Young as independent registered public accounting firm	Issuer	Yes	For	For

Pitney Bowes Inc	PBI	724479100	05/08/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of PriceWaterHouseCoopers as independent registered public accounting firm for 2006	Issuer	Yes	For	For
				Approval of amended and restated key employees incentive plan	Issuer	Yes	Against	Against
				Approval of the Pitney Bowes 1998 U.K.S.A.Y.E. Stock option plan	Issuer	Yes	Against	Against

ConocoPhillips	COP	20825C104	05/10/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of Ernst & Young as indpendent registered public accounting firm for 2006	Issuer	Yes	For	For
				Drilling in Sensitive Areas	Security holder	Yes	Against	For
				Director election vote standard	Security holder	Yes	Against	For
				Shareholder approval of future extraordinary retirement benefits for senior executives	Security holder	Yes	Against	For
				Environmental accountability to communities	Security holder	Yes	Against	For
				Equitable compensation of non-employee Directors	Security holder	Yes	Against	For

Gilead Sciences Inc	GILD	375558103	05/10/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst & Young by the audit committee of the board of Directors as the indpendent registered public accounting firm of Gilead for the fiscal year ending 12/31/06	Issuer	Yes	For	For
				To approve an amendment to Gilead's 2004 equity incenive plan	Issuer	Yes	Against	Against
				To approve Gilead's code section 162(M) bonus plan and certain performance based provisions thereunder	Issuer	Yes	Against	Against
				To approve an amendment to Gilead's restated certificate of incorporation to increase the authorized number of shares of Gilead's common stock from 700,000,000 to 1,400,.000,000 shares	Issuer	Yes	For	For
				To approve a stockholder proposal requesting a report on HIV/Aids, tuberculosis and malaria pandemics	Security holder	Yes	Against	For

Barclays PLC	BCS	06738E204	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To receive the Directors' and auditors reports and the audited accounts for the year ended 12/31/2005	Issuer	Yes	For	For
				To approve the report on remuneration for the year ended 12/31/2005	Issuer	Yes	For	For
				To reappoint PriceWaterHouseCoopers as auditors for the company	Issuer	Yes	For	For
				To authorize the Directors to set the remuneration of the auditors	Issuer	Yes	For	For
				To authorize the company to make EU political donations	Issuer	Yes	For	For
				To renew the authority given to Barclays Bank PLC to make EU Political donations	Issuer	Yes	For	For
				To renew the authority given to the Directors to allot securities	Issuer	Yes	For	For
				To renew the authority given to the Directors to allot securites for cash other than on a pro-rata basis shareholders and to sell treasury shares	Issuer	Yes	For	For
				To renew the company's authority to purchase its own shares	Issuer	Yes	For	For

Veeco Instruments	VECO	922417100	05/05/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of Ernst & Young as independent registered public accounting firm of the company for the f/y ending 12/31/06	Issuer	Yes	For	For

Century Telephone	CTL	156700106	05/11/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection of KPMG as the company's indpendent auditor for 2006	Issuer	Yes	For	For

Standard Pacific Corp	SPF	85375C101	05/10/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the stockholder proposal regarding energy efficiency	Security holder	Yes	Against	For

Pepsi Bottling Group	PBG	713409100	05/24/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of Deloitte & Touche as the company's independent auditors	Issuer	Yes	For	For

Gen-Probe Inc.	GPRO	36866T103	05/17/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve an amendment to the 2003 incentive award plan of the company to increase the number of shares of common stock authorized for issuance by 3,000,000 shares	Issuer	Yes	Against	Against
				To ratify the selection of Ernst & Young as the company's indpendent registered public accounting firm for the fiscal year ending 12/31/06	Issuer	Yes	For	For

HRPT Properties Trust	HRP	40426W101	05/23/06	Directors recommend a vote for electio of all nominees	Issuer	Yes	For	For

To approve amendments to our declaration of Trust that increase certain of our beneficial ownership limitations from 8.5% to 9.8% of the value of our total shares outstanding, and provide that our bylaws may include measures to enforce those ownership limitations in addition to the mechanisms currently provided in our Declaration of Trust
					Issuer	Yes	For	For
				To approve an amendment to our Declaration of Trust that will provide the Board of Trustees with the power to amend our Declaration of Trust to change our name	Issuer	Yes	For	For
				To approve an amendment to our Declaration of trust that permits us to issue shares without certificates	Issuer	Yes	For	For
				To approve an amendment to our Declaration of Trust to remove our obligation to deliver certain reports to our shareholders	Issuer	Yes	Against	Against

To approve the adjournment or postponement of the meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to approve items 2 thru 5
					Issuer	Yes	For	For

Cadbury Schweppes	CSG	127209302	05/18/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Financial statements	Issuer	Yes	For	For
				Delcaration of final dividend 2005	Issuer	Yes	For	For
				Directors' remuneration report	Issuer	Yes	For	For
				Re-appointment of auditors	Issuer	Yes	For	For
				Remuneration of auditors	Issuer	Yes	For	For
				Approve proposed amendments to the international share award plan	Issuer	Yes	Against	Against
				Approve proposed amendments to the 2004 long term incentive plan	Issuer	Yes	Against	Against
				Authority to allot relevant securities	Issuer	Yes	For	For
				Authority to disapply pre-emption rights	Issuer	Yes	Against	Against
				Authority to purchase own ordinary shares	Issuer	Yes	For	For

Taiwan Semiconductor MFG	TSM	874039100	05/16/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To accept 2005 Business report and financial statements	Issuer	Yes	For	For
				To approve the proposal for distribution of 2005 profits	Issuer	Yes	For	For
				To approve the capitalization of 2005 dividends, 2005 employee porfit sharing and capital surplus	Issuer	Yes	For	For
				To approve revisions to the articles of incorporation	Issuer	Yes	For	For

Avery Dennison Corp	AVY	053611109	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterHouseCoopers as the company's indpendent auditors for the current fiscal year which ends on 12/30/06	Issuer	Yes	For	For

AGCO Corp	AG	001084102	04/27/06	Directors reocmmend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of AGCO corporation 2006 long term incentive plan	Issuer	Yes	Against	Against

Deluxe Corp	DLX	24809101	04/26/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of PriceWaterHouseCoopers as indpendent auditors for the year ending 12/31/2006	Issuer	Yes	For	For

Royal Dutch Shell	RDSA	780259206	05/16/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Adoption of annual report and accounts	Issuer	Yes	For	For
				Approval of remuneration report	Issuer	Yes	For	For
				Re-appointment of auditors	Issuer	Yes	For	For
				Remuneration of auditors	Issuer	Yes	For	For
				Authority to allot shares	Issuer	Yes	For	For
				Disapplication of pre-emption rights	Issuer	Yes	Against	Against
				Authority to purchase own shares	Issuer	Yes	For	For
				Authority for certain donations and expenditure	Issuer	Yes	For	For
				Shareholder resoution about the present and future peace, safety, enviornment and prosperity of local communities directly affected by the Company's operations	Security holder	Yes	Against	For

Omnicare Inc	OCR	681904108	05/16/06	Directors recommend a vote for election of the following nominees	Issuer	Yes	For	For
				To re-approve the company's annual incentive plan for senior executive officers	Issuer	Yes	Against	Against
				To ratify the selection of independent registered public accounting firm	Issuer	Yes	For	For

Andarko Petroleum	APC	032511107	05/11/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Approval of amendment to restated certificate of incorporation	Issuer	Yes	For	For
				Ratification of appointment of independent auditor	Issuer	Yes	For	For

Colgate Palmolive	CL	194162103	05/04/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the selection of PriceWaterHouseCoopers as indpendent registered public accounting firm	Issuer	Yes	For	For
				Approval of the company's 2007 stock plan for non-employee Directors	Issuer	Yes	Against	Against
				Stockholder proposal on independent chairman	Security holder	Yes	Against	For
				Stockholder proposal on executive compensation	Security holder	Yes	Against	For

Waste Connections	WCN	941053100	05/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the second amended and restated 2004 equity incentive plan	Issuer	Yes	Against	Against
				Ratification of appointment of PriceWaterHouseCoopers as WCI's independent registered public accounting firm for the fiscal year ending 12/31/06	Issuer	Yes	For	For

Pepsico Inc	PEP	713448108	05/03/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of indpendent registered public accountants	Issuer	Yes	For	For
				Shareholder proposal - political contributions	Security holder	Yes	Against	For
				Shareholder - charitable contributions	Security holder	Yes	Against	For

BASF	BF	055262505	05/04/06	Adoption of a resolution on the appropriation of profit	Issuer	Yes	For	For
				Adoption of a resolution giving formal approval to the actions of the supervisory board	Issuer	Yes	For	For
				Adoption of a resolution giving formal approval to the actions of the Board of Executive Directors	Issuer	Yes	For	For
				Election of an auditor for the financial year 2006	Issuer	Yes	For	For
				Authorization to buy back shares and to put them to further use including the authorizaiton to redeem bought-back shares and reduce capital	Issuer	Yes	For	For
				Authorization to acquire own shares using derivative financial instruments	Issuer	Yes	For	For
				Amendment of articles 8,12 and 16 of the articles of association	Issuer	Yes	For	For

Pharmaceutical Product Development	PPDI	717124101	05/17/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of an amendment to the company's employee stock purchase plan to increase the number of shares of the company's common stock reserved for issuance under the plan	Issuer	Yes	For	For
				In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the meeting	Issuer	Yes	For	For

Masco Corp	MAS	574599106	05/09/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the selection of PriceWaterHouseCoopers as indpendent auditors for the company for the year 2006	Issuer	Yes	For	For

International Flavors & Fragrances	IFF	459506101	05/09/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterHouseCoopers as indpendent accountant for 2006	Issuer	Yes	For	For

Exxon Mobil Corp	XOM	30231G102	05/31/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Raitfication of independent auditors	Issuer	Yes	For	For
				Cumulative voting	Security holder	Yes	Against	For
				Majority vote	Security holder	Yes	Against	For
				Industry experience	Security holder	Yes	Against	For
				Director Qualifications	Security holder	Yes	Against	For
				Director compensation	Security holder	Yes	Against	For
				Board Chairman and CEO	Security holder	Yes	Against	For
				Executive Compensation report	Security holder	Yes	Against	For
				Executive compensation criteria	Security holder	Yes	Against	For
				Political contributions report	Security holder	Yes	Against	For
				Corporate sponsorships report	Security holder	Yes	Against	For
				Amendment of EEO Policy	Security holder	Yes	Against	For
				Biodiversity Impact report	Security holder	Yes	Against	For
				Community environmental impact	Security holder	Yes	Against	For

Sandisk Corp	SNDK	80004C101	05/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve amendments to the company's 2005 Incentive plan	Issuer	Yes	Against	Against
				To approve an amendment to the company's certificate of incorporation increasing the authorized amount of common stock from 400,000,000 shares to 800,000,000 shares	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as the company's independent registered public accounting firm for the f/y ending 12/31/06	Issuer	Yes	For	For

The Home Depot	HD	437076102	05/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as indpedent registered public accounting firm for fiscal 2006	Issuer	Yes	For	For
				Shareholder proposal regarding committee report	Security holder	Yes	Against	For
				Shareholder proposal regarding employment diversity report disclosure	Security holder	Yes	Against	For
				Shareholder proposal regarding chairman and ceo	Security holder	Yes	Against	For
				shareholder proposal regarding method of voting for Directors	Security holder	Yes	Against	For
				Sharholder proposal regarding retirement benefits	Security holder	Yes	Against	For
				Shareholder proposal regarding political contributions	Security holder	Yes	Against	For
				Shareholder propsal regarding governing documents	Security holder	Yes	Against	For
				Shareholder proposal regarding political nonpartisanship	Security holder	Yes	Against	For

Diagnostic Products	DP	252450101	05/09/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Medicis Pharmaceutical	MRX	584690309	05/23/06	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For
				Approval of the Medicis 2006 incentive award plan	Issuer	Yes	Against	Against
				Ratification of the selection of Ernst & Young as Independent auditors of Medicis for the fiscal year ending 12/31/06	Issuer	Yes	For	For

Harte-Hanks, Inc	HHS	416196103	05/16/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Conmed Corp	CNMD	207410101	05/16/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterHouseCoopers as indpendent accountants for the company for 2006	Issuer	Yes	For	For
				Approval of the 2006 stock incentive plan	Issuer	Yes	Against	Against

HCA Inc	HCA	404119109	05/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of Ernst & Young as HCA's independent registered public accounting firm	Issuer	Yes	For	For
				Shareholder proposal regarding performance based option grants compensation	Security holder	Yes	Against	For
				Shareholder proposal regarding regarding restrictions of shares grants to be held for Board members tenure	Security holder	Yes	For	Against

Fiserv Inc	FISV	337738108	05/24/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the selection of Deloitte & Touche as the registered public accounting firm for 2006	Issuer	Yes	For	For
				Shareholder proposal regarding the vote standard for Director election	Security holder	Yes	Against	For

Timberland Co	TBL	887100105	05/18/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Dollar General Corp	DG	256669102	05/31/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of amendments to the Dollar Genral Corp 1998 stock incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For

Barnes & Noble Inc	BKS	067774109	06/07/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of BDO Seidman as the independent certified public accountants of the company for f/y ending 2/3/07	Issuer	Yes	For	For

Nautilus Inc	NLS	63910B102	05/08/06	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For
				Ratification of selection of independent Public Accounting Firm	Issuer	Yes	For	For

Bioscrip Inc	BIOS	09069N108	05/23/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of Ernst & Young as the company's independent auditors	Issuer	Yes	For	For

Distributed Energy Systems	DESC	25475V104	06/06/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the selection by the Board of Directors of PriceWaterHouseCoopers as the company's registered public accounting firm	Issuer	Yes	For	For

BJ's wholesale Club Inc	BJ	05548J106	05/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Shareholder proposal regarding the election of Directors by majority of votes cast at an annual meeting	Security holder	Yes	Against	For
				Ratification of the audit committee's selection of PriceWaterHouseCoopers as the company's indpendent registered public accounting fimr for the fiscal year ending 2/3/07	Issuer	Yes	For	For

Borders Group Inc	BGP	099709107	05/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the selection of Ernst & Young as the company's independent registered public accounting firm for f/y 2006	Issuer	Yes	For	For
				Shareholder proposal entitled "Director Election Majority Vote standard Proposal"	Security holder	Yes	Against	For
				Sharholder proposal entitled "Separate the roles of CEO and Board Chair"	Security holder	Yes	Against	For

King Pharmaceuticals Inc	KG	495582108	05/25/06	Directors reocmmend a vote for election of all nominees	Issuer	Yes	For	For
				Amendment of the second amended and restated charter	Issuer	Yes	For	For
				Ratication of appointmenmt of PriceWaterhouseCoopers as indpendent accountants	Issuer	Yes	For	For
				Non-binding shareholder proposal requesting the the Board of Directors take the necessary steps to declassify the Board and establish annual elections of Directors	Security holder	Yes	Against	For

Jones Apparel Group Inc	JNY	480074103	05/23/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of BDO Seidman as the independent accountants for 2006	Issuer	Yes	For	For

Safeway Inc	SWY	786514208	05/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Reapproval of 2001 amended and restated operating performance bonus plan for executive officers	Issuer	Yes	Against	Against
				Ratification of appointment of Deloitte & Touche as the company's idpendent registered public accounting firm for fiscal year 2006	Issuer	Yes	For	For
				Stockholder proposal requesting cumulative voting	Security holder	Yes	Against	For
				Stockholder proposal requesting a separate vote on golden pay in connection with a merger	Security holder	Yes	Against	For
				Stockholder proposal requesting the creation of a formal mechanism for dialogue between independent directors and shareholders	Security holder	Yes	Against	For
				Stockholder proposal requesting the labeling of genetically engineered products	Security holder	Yes	Against	For
				Stockholder proposal requesting that the company issue a sustainability report	Security holder	Yes	Against	For

Pacific Sunwear Inc	PSUN	694873100	05/17/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as the company's independent registered public accounting firm for the f/y ending 2/3/07	Issuer	Yes	For	For

McDonalds' Corp	MCD	580135101	05/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of the indpendent registed public accounting firm	Issuer	Yes	For	For
				Approval of a shareholder propsal relating to shareholder approval of future severance agreements	Security holder	Yes	Against	For
				Approval of a shareholder proposal relating to labeling of genetically engineered products	Security holder	Yes	Against	For

China Mobil Corp	CHL	16941M109	05/18/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To receive and consider the audited financial statements and the reports of the Directors and Auditors for the year ended 12/31/05	Issuer	Yes	For	For
				To declare a final dividend for the year ended 12/31/05	Issuer	Yes	For	For
				To reappoint KPMG as auditors and to authorize the Directors to fix their remuneration	Issuer	Yes	For	For
				To give a general mandate to the Directors to repurchase shares in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital	Issuer	Yes	For	For
				To give a general mandate to the Directors to issue, allot and deal with additional shares in the company not exceeding 20% of the aggregate nominal amount of the exisitng issued share capital	Issuer	Yes	For	For
				To extend the general mandate granted to the Directors to issue, allot and deal with shares by the number of shares repurchased	Issuer	Yes	For	For
				To approve the change of name of the company	Issuer	Yes	For	For

Citrix Systems Inc	CTXS	177376100	05/18/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Amendment to the 2005 equity incentive plan	Issuer	Yes	Against	Against
				Ratify Ernst & Young as independent registered public accountants for 2006	Issuer	Yes	For	For

Checkpoint Systems	CKP	162825103	06/08/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For

Choicepoint Inc	CPS	170388102	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to approve amendments to the company's articles of incorporation and the amended and restaed bylaws to declassify the Board of Directors	Issuer	Yes	For	For
				Proposal to approve choicepoint Inc 2006 ominbus incentive plan	Issuer	Yes	Against	Against
				To ratify Deloitte & Touche as indpendent registered public accountants for the year ending 12/31/06	Issuer	Yes	For	For

VF Corporation	VFC	918204108	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of PriceWaterHouseCoopers as VF's indpendent registered public accounting firm for the f/y ending 12/30/06	Issuer	Yes	For	For

Astrazeneca PLC	AZN	046353108	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To receive the company's accounts and the reports of the Directors and auditor for the year ended 12/31/05	Issuer	Yes	For	For
				To confirm dividends	Issuer	Yes	For	For
				To re-appoint KPMG as auditor	Issuer	Yes	For	For
				To authorize the Directors to agree on the remuneration of the auditor	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 12/31/05	Issuer	Yes	For	For
				To authorize limited EU political donations	Issuer	Yes	For	For
				To authorize the Directors to allot unissued shares	Issuer	Yes	For	For
				To authorize the Directors to disapply pre-emption rights	Issuer	Yes	Against	Against
				To authorize the company to purchase its own shares	Issuer	Yes	For	For

Williams-Sonoma Inc	WSM	969904101	05/23/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Amendment and restatement of the 2001 long term incentive plan to increase the shares issuable by 6,000,000 shares plus 705,743 shares remaining in our 1993 stock option plan and 2000 nonqualified stock option plan plus up to 754,160 shares under these plans that subsequesntly expire unexercised and to make certain other amendments
					Issuer	Yes	Against	Against
				Ratification of the selection of Deloitte & Touche as our independent registered public accounting firm for the fiscal year ending 1/28/07	Issuer	Yes	For	For

FEI Company	FE2	30241L109	05/11/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

To consider and vote on a proposal to amend the 1995 stock incentive plan to increase the number of shares of our common stock reserved for issuance under the plan from 8,000,000 to 9,000,000 and change the stock based compensaton for non-employee members of our Board of Directors and permit awards as more fully described in the proxy statement
					Issuer	Yes	Against	Against

American Eagle Outfitters, Inc	AEOS	02553E106	06/13/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as the company's independent registered Public Accounting Firm for the f/y ending 2/3/2007	Issuer	Yes	For	For

Medimmune Inc		584699102	05/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To approve an amendment to the 2003 non-employee Directors stock option plan	Issuer	Yes	Against	Against
				To approve and ratify the appointment of PriceWaterHouseCoopers as independent registered public accounting firm for 2006	Issuer	Yes	For	For

American Power Conversion Corp	APCC	029066107	06/08/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To fix the number of Directors at six	Issuer	Yes	For	For
				To ratify the appointment of the company's indpendent auditors	Issuer	Yes	For	For
				To approve the company's amended and restated 1997 employee stock purchase plan	Issuer	Yes	Against	Against

CVS	CVS	126650100	05/11/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of KPMG as CVS independent registered Public Accounting Firm fo the f/y ending 12/30/2006	Issuer	Yes	For	For
				Stockholder proposal regarding election of Directors	Security holder	Yes	Against	For
				Stockholder proposal regarding benefits of certain senior executives	Security holder	Yes	Against	For
				Stockholder proposal regarding independence of the Chairman of the Board	Security holder	Yes	Against	For
				Stockholder proposal regarding the formulation of cosmetics sold at CVS	Security holder	Yes	Against	For

Garmin Ltd	GRMN	G37260109	06/09/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For

California Pizza Kitchen Inc	CPKI	13054D109	06/14/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of indemnification agreement	Issuer	Yes	Abstain	Abstain
				Ratification of appointment of Ernst & Young as independent registered public accountants	Issuer	Yes	For	For

Bell Canada Enterprises			06/07/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Deloitte & Touche as auditor	Issuer	Yes	For	For

Approving the special resolution, the full text of which is reporduced as schedule to the managment proxy circular, to apporve the BCE plan of arrangement under which BCE Inc would distribute units in Bell Aliant Regional communications income fund to its holdrs of common shares as a resturn of Capital and effect a reduction of approximately 75 million common shares
					Issuer	Yes	For	For
				Convert the whole of BCE Inc into an income trust fund which would distribute to unitholders at least 90% of its annual fee cash flow	Issuer	Yes	Against	For

Albany Molecular Research Inc	AMRI	012423109	06/01/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For

Sanofi_Aventis	SNY	80105N105	05/31/06	Approval of the individual company financial statements for the year ended 12/31/05	Issuer	Yes	For	For
				Approval of the consolidated financial statements for the year ended 12/31/05	Issuer	Yes	For	For
				Appropriation of profits; declaration of dividend	Issuer	Yes	For	For
				Approval of transactions covered by the Statutory Auditors' Special Report prepared in accordance with article L225-40 of the commercial code	Issuer	Yes	For	For
				Reappointment of a Director	Issuer	Yes	For	For
				Appointment of a Director	Issuer	Yes	For	For
				Reappointment of a statutory auditor	Issuer	Yes	For	For
				Appointment of a Deputy Statutory Auditor	Issuer	Yes	For	For
				Director's attendance fees	Issuer	Yes	For	For
				Authorization to the Board of Directors to carry out transactions in shares issued by the company	Issuer	Yes	For	For
				Review and approval of the merger of Rhone Cooper in SanofiAventis - Apprvoal of the consideration for the merger and of the resulting capital increase	Issuer	Yes	For	For
				Appropriation of merger premium	Issuer	Yes	For	For
				Formal recording of final completion of the merger on May 31, 2006 and of the resulting capital increase	Issuer	Yes	For	For
				Amendment to Article 6 of the bylaws after the capital increase	Issuer	Yes	For	For
				Amendment to Articles 12 and 16 of the bylaws	Issuer	Yes	For	For
				Powers	Issuer	Yes	For	For

Illumina Inc	ILMN	452327109	06/08/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For

Petro Brasileiro S.A.	PBR	71654V408	05/22/06	Approval of the Protocol and justification of the incorporation of the shares of Petrobras Quimica S.A.	Issuer	Yes	For	For
				Ratification and appointment of a specialized firm to evaluate the shareholders equity and book value of Petrobras	Issuer	Yes	For	For
				Approval of the valuation of the shareholder's equity and book value report of Petrobras	Issuer	Yes	For	For
				Approval of the valuationof the shareholders equity book value and net book assets of Petroquisa	Issuer	Yes	For	For
				Ratification and appointment of a specialized firm to undertake an economic and financial valuaiton of Petrobras	Issuer	Yes	For	For
				Approval of the economic and financial vlauation of Petrobras	Issuer	Yes	For	For
				Approval of the incorporation of the total number of Petroquisa shares held by minority shareholders into Petrobras' equity	Issuer	Yes	For	For

Approval of the alterations to petrobras' bylaws as provided for in the "Protocola and justification of the incorporation of the shares of Petrobras Quimica S.A. - Petroquisa by Petroleo Brasileiro S.A. - Petrobras
					Issuer	Yes	For	For
				Authorization for the excutive board to practice all the acts needed for the execution of the above actions	Issuer	Yes	For	For

Blyth Inds Inc	BTH	09643P108	06/07/06	Directors recommend a vote for election of the following nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as independent auditors	Issuer	Yes	For	For
Borland Software	BORL	099849101	06/05/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratification of the selection of PriceWaterHouse Coopers as independent registered public accounting firm for the fiscal year ending 12/31/2006	Issuer	Yes	For	For

Altair Nanotechnologies Inc	ALTI	021373105	06/01/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For

Proposal to appoint Perry-Smith as independent auditors of the corporation for the fiscal year ending 12/31/2006 and to authorize the audit committee of the Board of Directors to fix their remuneration
					Issuer	Yes	For	For

Nvidia Corp	NVDA	67066G104	06/22/06	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterHouseCoopers as the company's independent registered Public Accounting Firm for the f/y ending 1/28/07	Issuer	Yes	For	For

Abercrombie & Fitch Co.	ANF	002896207	06/14/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as the independent registered public accounting firm	Issuer	Yes	For	For

PDL Biopharma Inc	PDLI	69329Y104	06/14/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as the company's independent registered public accounting firm for the f/y ending 12/31/06	Issuer	Yes	For	For

To approve any adjournments of the meeting to another time or place, if necessary in the judgment of the Proxy Holders, for the purpose of soliciting additional proxies in favor of any of the foregoing proposals
					Issuer	Yes	For	For

Autonation Inc	AN	05329W102	06/01/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of KPMG as independent auditor for 2006	Issuer	Yes	For	For
				Adoption of Stockholder proposal on cumulative voting for the election of Directors	Security holder	Yes	Against	For

Dollar Tree Stores Inc	DLTR	256747106	06/14/06	Directors recommend a vote for eleciton of all nominees	Issuer	Yes	For	For

Nanogen, Inc	NGEN	630075109	06/14/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve an amendment to the 1997 stock incentive plan to increase the number of shares suthorized for issuance thereunder by 1,500,000 shares	Issuer	Yes	Against	Against
				To approve an amendment to the employee stock purchase plan to increase the number of shares authorized for issuance thereunder by 500,000 shares	Issuer	Yes	Against	Against
				To ratify the appointment of Ernst & Young as the company's indpendent registered Public Accounting Firm.	Issuer	Yes	For	For

Flamel Technologies	FLML	338488109	06/12/06	Approval of statutory accounts for year ended 12/31/05	Issuer	Yes	For	For
				Allocation of results to retained earnings	Issuer	Yes	For	For
				Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Determination of the annual amount of Directors' attendance fees	Issuer	Yes	For	For
				Approval of agreements referred to in article L.225-38 ET seq. of the commercial code	Issuer	Yes	For	For

Authority granted to the board to issue up to 150,000 warrants reserved to a category of beneficiaries; authorizing the Board to proceed with the Capital increase subsequent to the exercise of these warrants and to issue a maximum of 150,000 new shares
					Issuer	Yes	Against	Against
				Increase of share capital reserved to the company's employees as contemplated by articles of the commercial and labor code	Issuer	Yes	Against	Against
				Authority in connection with filing, publication and registration formalities	Issuer	Yes	For	For

Biosite Inc	BSTE	090945106	06/23/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To approve the amendment and restatement of the company's 1996 stock incentive plan	Issuer	Yes	Against	Against
				To approve an increase to the total number of shares reserved for issuance under the company's 1996 stock incentive plan	Issuer	Yes	Against	Against
				To ratify the selection by the audit committee of the Board of Directors of Ernst & Young as independent auditors for f/y ending 12/31/06	Issuer	Yes	For	For

Shire PLC	SHPGY	82481R106	06/21/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To receive and consider the Directors' report and accounts for the year ended 12/31/05	Issuer	Yes	For	For
				To re-appoint Deloitte & Touche as auditors of the company	Issuer	Yes	For	For
				To authorize the audit committee to determine the remuneration of the auditors	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 12/31/2005	Issuer	Yes	For	For
				To authorize the allotment of shares	Issuer	Yes	For	For
				To authorize the disapplication of pre-emption rights	Issuer	Yes	Against	Against
				To authorize market purchases	Issuer	Yes	For	For
				To authorize donations to EU political organisations and the incurring of EU political expenditure	Issuer	Yes	For	For

Andrx Corporation	ADRX	034553107	06/28/06
To consider and vote upon a proposal to adopt the agreement and plan of merger dated as of March 12, 2006 by and among Andrx corporation, Watson Pharmaceuticals, Inc and Water Delaware Inc. a wholly owned subsidiary of Watson
					Issuer	Yes	For	For

To consider and vote upon a proposal to adjourn or postpone the special meeting, if necessary, to solicit additional proxies in favor of adoption of the agreement and plan of merger if there are insufficient votes at the time of the meeting to adopt the agreement and plan of merger
					Issuer	Yes	For	For

Gamestop Corp		36467W208	06/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Proposal to adopt the amended and restated Gamestop Corp. supplemental compensation plan	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of BDO Seidman as the independent registered public accounting firm of the company for the fiscal year ending Feb. 3, 2007	Issuer	Yes	For	For

Bed Bath & Beyond Inc.	BBBY	075896100	06/29/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of KPMG	Issuer	Yes	For	For
				Shareholder proposal; Board diversity report	Security holder	Yes	Against	For
				Shareholder proposal; Foreign workplace monitoring	Security holder	Yes	Against	For
				Shareholder proposal; energy efficiency report	Security holder	Yes	Against	For
				Amend certificate of incorporation; regarding election of Directors	Security holder	Yes	For	Against

Biovail	BVF	09067J109	06/27/06	The resolution in the form set out in appendix A to the accompanying management proxy circular approving the 2006 stock option plan	Issuer	Yes	Against	Against

The resolution in the form set out in appendix B to the accompanying management proxy circular approving amendments to the terms of outstanding options granted under the 1993 stock option plan and the 2004 stock option plan
					Issuer	Yes	Against	Against
				Appointment of Ernst & Young as auditors until the close of the next annual meeting and authorization of the Board of Directors of Biovail to fix the remuneration of the auditors	Issuer	Yes	For	For
				Directors recommend a vote for all nominees	Issuer	Yes	For	For

Kyocera Corporation	KYO	501556203	06/23/06	Approval of the proposed appropriation of retained earnings for the year ended 3/31/2006	Issuer	Yes	For	For
				Approval of the amendments to the articles of incorporation	Issuer	Yes	For	For

Honda	HMC	438128308	06/23/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Approval of proposal for appropriation of retained earnings for the 82nd fiscal year	Issuer	Yes	For	For
				Partial amendments to the articles of incorporation	Issuer	Yes	For	For
				Payment of bonus to Directors and corporate auditors for the 82nd fiscal year	Issuer	Yes	Against	Against
				Presentation of retirement allowance to retiring Director for his respective services	Issuer	Yes	For	For

Name of Fund: Hussman Strategic Total Return Fund

For shareholder meetings held from July 1, 2005 through June 30, 2006

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Harmony Gold Mining Co.	HMY	413216300	11/04/05	Adoption of 2004/2005 audited financial statements	Issuer	Yes	For	For
				To fix the remuneration of Directors	Issuer	Yes	For	For
				Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Granting authority for share repurchases	Issuer	Yes	For	For
				Amending Clause 3.2 of the Harmony(2003) Share option scheme	Issuer	Yes	For	For
				Placing 10% of the unissued ordinary shares of the company under Directors' control	Issuer	Yes	For	For
				Authorising the Directors to issue shares for cash	Issuer	Yes	For	For

Endesa Sa	ELE	29258N107	02/24/06	Approval of the annual accounts of the company and its consolidated group for the f/y ended 12/31/2005 as well as the corporate management in that fiscal year	Issuer	Yes	For	For
				Approval of the application of fiscal year earnings and dividend distribution	Issuer	Yes	For	For
				Approval of the appointment of Deloitte as auditors for the company and its consolidated group as set forth in the company's notice of meeting.	Issuer	Yes	For	For

Approval of the authorization for the company and its subsidiaries to be able to acquire treasury stock under the provisions of article 75 and additional provision 1 of the Spanish corporations law as set forth in the company's notice of meeting
					Issuer	Yes	For	For

Approval of the authorization to the Board of Directors for the execution implementation and correction as the case may be of the resolutions adopted at the general meeting as well as to substitute the authorities it receives from the general meeting and granting of authorities for processing the said resolutions as a public instrument as set forth in the company's notice.
					Issuer	Yes	For	For

WGL Holdings Inc	WGL	92924F106	03/01/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche as auditors for f/y 2006	Issuer	Yes	For	For
				Shareholder proposal regarding cumulative voting	Security holder	Yes	Against	For
				Shareholder proposal regarding independent chairman	Security holder	Yes	Against	For

MDU Resources Group, Inc	MDU	552690109	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of Deloitte & Touche as the Company's independent auditors for 2006	Issuer	Yes	For	For
				Approve the long term performance based incentive plan	Issuer	Yes	Against	Against

Scana Corporation	SCG	80589M102	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Approval of appointment of independent registered public accounting firm	Issuer	Yes	For	For

Anglogold Ashanti	AU	035128206	04/10/06
Resolved as an ordinary resolution and as a specific authority to issue securities for the cash in terms of the listings requirements for the JSE limited, all as more fully described in the proxy statement
					Issuer	Yes	For	For
				Directors' authority to allot and issue shares for cash subject to specific authority, all as more fully described in the proxy statement	Issuer	Yes	For	For

USEC Inc	USU	90333E108	04/25/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterHouseCoopers as USEC's independent auditors for 2006	Issuer	Yes	For	For

Goldcorp	GG	380956409	04/19/06	Election of Directors as outlined in the information circular	Issuer	Yes	For	For

A special resolution authorizing and empowering the Directors to determine the number of Directors of the company within the minimum and maximum number set forth in the articles and the number of Directors of the Company to be elected at the annual meeting of shareholders of the company, as more particularly described in the accompanying management information circular
					Issuer	Yes	For	For
				In respect of the appointment of Deloitte & Touche as auditors and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				A resolution confirming a new general by law number 2 for the company as more particularly described in the accompanying management information circular	Issuer	Yes	For	For

A resolution approving the issuance of up to 8,681,890 additional common share purchase warrants of the company upon the early exercise of five series of outstanding listed common share purchase warrants of the company, as more particularly described in the accompanying management information circular
					Issuer	Yes	Against	Against

OGE Energy Corp	OGE	670837103	05/18/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst & Young as our principal independent accountants.	Issuer	Yes	For	For

Newmont Mining	NEM	651639106	04/25/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Ratify appointment of independent auditors	Issuer	Yes	For	For
				Stockholder proposal regarding independent board chairman	Security holder	Yes	Against	For

Stillwater Mining Company	SWC	86074Q102	04/27/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered accounting firm for 2006	Issuer	Yes	For	For

Anglogold Ashanti Limited	AU	035128206	05/05/06	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Adoption of Financial statements	Issuer	Yes	For	For
				Placement of unissued shares under the control of the Directors	Issuer	Yes	For	For
				Authority to issue shares for cash	Issuer	Yes	For	For
				Approval of remuneration of the company's President as non-executive Director	Issuer	Yes	For	For
				Authority to acquire the company's own shares	Issuer	Yes	For	For

Barrick Gold Corp	ABX	067901108	05/04/06	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Resolution approving the appointment of PriceWaterHouseCoopers as the auditors for Barrick and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				Special resolution approving the continuance and arrangement of Barrick Gold Corp as set out in appendix B to the accompanying management information circular and proxy statement	Issuer	Yes	For	For

Randgold Resources Limited	GOLD	752344309	05/02/06	Ordinary resolution Adoption of the Directors' report and accounts	Issuer	Yes	For	For
				Re-election of Directors	Issuer	Yes	For	For
				Adoption of the report of the remuneration committee	Issuer	Yes	For	For
				Approve the fees payable to the Directors	Issuer	Yes	For	For
				Appoint PriceWaterHouseCoopers as auditors of the company	Issuer	Yes	For	For
				Authorise the purchase of shares for cash	Issuer	Yes	For	For